INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
INTEREST EXPENSE [Abstract]
Schedule of interest expense
Interest expenses consist of interest expense on the long-term debt, the commitment fee and amortization of deferred financing costs related to the Credit Facility described in Note 10.
All amounts in USD '000	2017	2016	2015
Interest Expenses, net of capitalized interest	18,286	8,811	7,590
Commitment Fee	760	937	2,025
Amortization of Deferred Financing Costs	1,393	1,382	1,240
Other financial costs	25	40	-
Total Interest Expenses	20,464	11,170	10,855